Taxes	12 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Taxes

Note 14 – Taxes

Income tax

Cayman Islands and BVI

Under the current laws of the Cayman Islands and BVI, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no withholding tax will be imposed.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the subsidiary established in Hong Kong is subject to 16.5% income tax on taxable income generated from operations in Hong Kong. In addition, payments of dividends from the Hong Kong subsidiary to the Company are not subject to any Hong Kong withholding tax. The Company did not generate any revenue from operations in Hong Kong since its inception, and therefore is not subject to any income taxes in Hong Kong.

PRC

Under the Income Tax Laws of the PRC, the Company's VIE and the subsidiaries of the VIE are subject to income tax at a rate of 25%.

The Company's income tax expense is as follows:

	For the Years Ended June 30,
	2020	2019	2018
Current
China	$-	$11,803	$298,935
Hong Kong	-	-	-

Deferred
China	227,121	380,302	(150,615)
Hong Kong	(47,672)	-	-
Total income tax expense	$179,449	$392,105	$148,320

The following table reconciles the statutory rates to the Company's effective tax rate:

	For the Years Ended June 30,
	2020	2019	2018
Income tax rate	25.0%	25.0%	25.0%
Effect of permanent difference	6.0%	7.3%	9.6%
Change in valuation allowance	(35.0)%	(46.8)%	19.5%
Effective tax rate	(4.0)%	(14.5)%	54.1%

Deferred tax assets and liabilities

According to tax regulations, net operating losses can be carried forward to offset operating income for the next five years. Significant components of deferred tax assets were as follows:

	June 30, 2020	June 30, 2019
Deferred tax assets:
Net operating losses	$2,611,874	$2,062,386
Deferred revenues	60,403	56,906
Total deferred tax assets	2,672,277	2,119,292
Valuation allowance	(2,512,557)	(1,772,097)
Deferred tax assets, net	$159,720	$347,195

The Company evaluated the recoverable amounts of deferred tax assets, and provided a valuation allowance to the extent that future taxable profits will be available against which the net operating loss and temporary difference can be utilized. The Company considers both positive and negative factors when assessing the future realization of the deferred tax assets and applied weigh to the relative impact of the evidences to the extent it could be objectively verified.

The Company's NOL resides with different tax reporting entities. Management has provided a 100% allowance for those NOL's incurred by all its subsidiaries except for Puhui Beijing and Granville because those entities either had historical losses or were in set up stage and thus are not probable to generate adequate taxable income in the next five years. Puhui Beijing's pre-2019 NOL has been fully utilized or management has provided allowances.

Management believes Puhui Beijing and Granville's losses incurred this year was mainly as a result of impact from COVID-19 and the Company believes its continuing utilization of its NOL and its internal forecast of future taxable income based on existing products outweighs the negative evidences of a decrease in revenue and net income for the year ended June 30, 2020. The Company re-evaluated the valuation allowance for deferred tax assets by its PRC entity annually, and made any additions or reversals based on the results of its re-evaluation.

The following table summarizes the changes in valuation allowance for deferred tax assets:

	June 30, 2020	June 30, 2019
Beginning balance	$1,772,097	$997,887
Additions	786,404	805,027
Exchange difference	(45,944)	(30,817)
Ending balance	$2,512,557	$1,772,097

Taxes payable consisted of the following:

	June 30, 2020	June 30, 2019
VAT taxes payable	$80,565	$-
Other taxes payable	6,091	10,512
Totals	$86,656	$10,512